LONG-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥) director	Dec. 31, 2025 USD ($) director	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)
LONG-TERM INVESTMENTS
Proceeds from dividend			¥ 3,188	$ 456
Investment redeemed		¥ 11,949
Investment in a joint venture					¥ 102,000
Long-term investments | Other borrowings
LONG-TERM INVESTMENTS
Assets pledged as collateral			¥ 212,600		¥ 196,487	$ 30,401
Suzhou Shengshan
LONG-TERM INVESTMENTS
Equity interest in equity method investment			5.15%		5.15%	5.15%	5.15%	5.15%	5.41%	8.13%
Capital contributed										¥ 10,000
Proceeds from dividend			¥ 0		¥ 0
Zhejiang Marine Leasing Ltd
LONG-TERM INVESTMENTS
Equity interest in equity method investment			20.00%		20.00%	20.00%
Proceeds from dividend			¥ 2,000	$ 286	¥ 10,000
Hebei CSPC Concord Hospital Management Co., LTD ("HCCH")
LONG-TERM INVESTMENTS
Equity interest in equity method investment			51.00%		51.00%	51.00%
Investment in a joint venture					¥ 102,000
China Medical Services Holdings Limited ("CMS Holdings") | Zhejiang Marine
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%
Equity method investment legal interest percentage	20.00%
Guangdong Hengjian | Aohua Technology
LONG-TERM INVESTMENTS
Equity interest in equity method investment			14.20%		14.20%	14.20%	37.21%
Consideration amount			¥ 86,649		¥ 86,649		¥ 346,748
Number of directors entitled to delegate in the board | director			2	2
Number of total directors | director			5	5